Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Cost	The components of operating lease costs recorded under operating expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

	2022	2023	2024
Fixed cost	$7,617	$8,327	$7,066
Short-term lease cost	655	415	799
Total operating lease cost	$8,272	$8,742	$7,865

Schedule of Future Minimum Lease Payments
As of December 31, 2024, the minimum lease payments for the Company’s ROU assets over the remaining lease periods are as follows:

Years ending December 31,
2025	$8,268
2026	7,121
2027	5,585
2028	5,542
2029	5,542
2030 and thereafter	12,793
Total undiscounted lease payments	44,851
Less: imputed interest	(5,119)
Present value of lease liabilities	$39,732